DISAGGREGATION OF REVENUE	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
DISAGGREGATION OF REVENUE
DISAGGREGATION OF REVENUE

NOTE 16 – DISAGGREGATION OF REVENUE

ASC 606-10-50-5 requires that entities disclose disaggregated revenue information in categories (such as type of good or service, geography, market, type of contract, etc.). ASC 606-10-55-89 explains that the extent to which an entity’s revenue is disaggregated depends on the facts and circumstances that pertain to the entity’s contracts with customers and that some entities may need to use more than one type of category to meet the objective for disaggregating revenue.

The Company disaggregates revenue by country to depict the nature and economic characteristics affecting revenue.

The following table presents our revenue disaggregated by country for the three months ended:

Country	June 30, 2024	June 30, 2023
Croatia	$(80)	-
Cyprus	50,208	35,333
Bulgaria	13,690	-
Greece	12,912,561	11,582,138
USA	-	294
UK	230,338	745,664
Total	$13,206,717	$12,363,429

The following table presents our revenue disaggregated by country for the six months ended:

Country	June 30, 2024	June 30, 2023
Croatia	$19,263	-
Cyprus	72,545	68,648
Bulgaria	18,342	-
Greece	27,138,133	23,496,370
USA	-	294
UK	542,907	1,147,894
Total	$27,791,190	$24,713,206

NOTE 18 – DISAGGREGATION OF REVENUE

ASC 606-10-50-5 requires that entities disclose disaggregated revenue information in categories (such as type of good or service, geography, market, type of contract, etc.). ASC 606-10-55-89 explains that the extent to which an entity’s revenue is disaggregated depends on the facts and circumstances that pertain to the entity’s contracts with customers and that some entities may need to use more than one type of category to meet the objective for disaggregating revenue.

The Company disaggregates revenue by country to depict the nature and economic characteristics affecting revenue.

The following table presents our revenue disaggregated by country for the years ended:

Country	2023	2022
Croatia	$26,985	$38,596
Cyprus	180,404	92,685
Bulgaria	210,033	-
Ireland	1,636	-
Greece	50,526,307	49,812,839
United States	504	-
Cayman Islands	12,632	-
UK	2,418,373	403,532
Total	$53,376,874	$50,347,652